Schedule of Investments
March 31, 2021 (unaudited)
Manor Bond Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

U.S. Government Obligations - 97.91%

US Treasury Note, 2.875%, Due 05/15/2028	100,000	109,859
US Treasury Note, 1.50%, Due 01/31/2022	50,000	50,592
US Treasury Note, 1.25%, Due 07/31/2023	300,000	307,195
US Treasury Note, 2.50%, Due 08/15/2023	225,000	237,164
US Treasury Note, 1.75%, Due 11/15/2029	325,000	328,605
US Treasury Note, 1.50%, Due 08/15/2026	150,000	153,557
US Treasury Note, 0.500%, 02/28/2026	400,000	391,969
US Treasury Note Ser C-2030, 0.625%, 05/15/2030	175,000	159,134

Total U.S. Government Obligations	(Cost $ 1,710,795)	1,738,075

Money Market Registered Investment Companies - 1.82%

First American Treasury Obligation Fund Class Z - 0.03% (5)	32,391	32,391

Total Money Market Registered Investment Companies	(Cost $ 32,391)	32,391

Total Investments - 99.74%	(Cost $ 1,743,186)	1,770,466

Other Assets less Liabilities - .26%		4,639

Total Net Assets - 100.00%		1,775,105

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$32,391	$-
Level 2 - Other Significant Observable Inputs	1,738,076	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,770,467	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.